Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Financial Income And Expenses [Abstract]
Summary of Financial Income and Expenses

Financial income and expenses	Year ended
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
	(*)	(*)
Financial income
Interest income	389	202	2,626
Foreign exchange gain	59	101	2,272
Other financial income	195	425	324
TOTAL - Financial income	642	728	5,221
Financial expenses
Interest expenses	(2,309)	(10,955)	(11,289)
Interest expenses for leases	(10)	(21)	(148)
Foreign exchange losses	(764)	(127)	(1,657)
Other financial expenses	(13)	(14)	(17)
TOTAL - Financial expenses	(3,096)	(11,118)	(13,110)
FINANCIAL GAIN (LOSS)	(2,453)	(10,391)	(7,889)